14. Income Taxes (Details-Deferred income taxes) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
NOL Carryover		$ 8,278,500	$ 6,406,000
Bad Debt Reserve		0	31,000
Inventory Reserve		7,300	7,300
Deferred Rent		10,600	0
Accrued Compensated Absences		37,100	46,100
Charitable Contributions		6,900	3,500
Deferred tax assets		8,340,400	6,493,900
Valuation Allowance		(7,619,300)	(6,458,800)
Deferred tax liabilities:
Convertible Notes		(658,800)	0
Depreciation and Amortization		(49,100)	(16,500)
Prepaid Expenses		(13,200)	(18,600)
Net deferred tax asset	$ 0	$ 0	$ 0